Note 10 - Employee Benefit Plan: Schedule of Nonvested Restricted Stock Units Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Text Block [Abstract]
Nonvested, Beginning Balance	0	453,333
Granted	0	565,359
Vested	0	(568,692)
Expired/Cancelled	0	(450,000)
Nonvested, Ending Balance	0	0
Non-vested, Weighted Average Grant Date Fair Value	$ 0.00	$ 0.00	$ 0.35